Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

On February 14, 2024, the Company entered into the Mutual Termination Agreement with HDL.

On March 14, 2024, the Company extended the date by which the Company has to consummate an initial business combination from March 15, 2024 to June 17, 2025.

On March 14, 2024 the Company and the Sponsor entered into non-redemption agreements (each, a “Non-Redemption Agreement”) with one or more unaffiliated third party or parties (the “Investors”) in exchange fo r each such third party or third parties agreeing not to redeem certain public Class A ordinary shares, $0.001 par value per share of the Company sold in its initial public offering (the “Non-Redeemed Shares”) at the Adjourned Meeting. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Company and the Sponsor agreed, among other items, that the Sponsor will assign an economic interest in certain of its Founder Shares to the Investor at the rate of 3 Founder Shares for each 10 Non-Redeemed Shares.

On March 15, 2024 the Company convened an extraordinary general meeting of the Company’s shareholders (the “2024 Meeting”). At the 2024 Meeting, the shareholders of the Company approved the Second Trust Amendment of that certain investment management trust agreement, dated December 17, 2021, as amended on June 15, 2023, by and between the Company and Continental, to change the date on which Continental must commence liquidation of the Trust Account to the earliest of (i) the Company’s completion of an initial Business Combination and (ii) June 17, 2025. At the 2024 Meeting, the Company’s shareholders also approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to provide the Company with the right to extend the date by which the Company must consummate its initial Business Combination, from March 15, 2024 to June 17, 2025 (the “Extension Amendment Proposal”).

In connection with the shareholders’ vote at the 2024 Meeting, the holders of 1,031,997 public Class A Ordinary Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.92 per share, for an aggregate redemption amount of approximately $11.3 million. After the satisfaction of such redemptions, the Company expects the balance in the Trust Account will be approximately $13.3 million.